Jul. 01, 2015

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Class A and Class C Prospectus

John Hancock Value Equity Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fee	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses [1]	0.21	0.21
Total annual fund operating expenses	1.31	2.01
Contractual expense reimbursement [2]	–0.09	–0.09
Total annual fund operating expenses after expense reimbursements	1.22	1.92

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]
The advisor has contractually agreed to limit the maximum rate of its management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class C
Shares		Sold	Kept
1 year	618	295	195
3 years	886	622	622

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Class I Prospectus

John Hancock Value Equity Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.80
Other expenses [1]	0.20
Total annual fund operating expenses	1.00
Contractual expense reimbursement [2]	–0.09
Total annual fund operating expenses after expense reimbursements	0.91

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]
The advisor has contractually agreed to limit the maximum rate of its management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	93
3 years	309

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Class NAV Prospectus

John Hancock Value Equity Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	0.80
Other expenses [1]	0.08
Total annual fund operating expenses	0.88
Contractual expense reimbursement [2]	–0.09
Total annual fund operating expenses after expense reimbursements	0.79

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]
The advisor has contractually agreed to limit the maximum rate of its management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 year	81
3 years	272

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 Prospectus

John Hancock Value Equity Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.80	0.80	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25	0.00
Other expenses [1]
Service plan fee	0.25	0.25	0.15	0.10	0.05
Additional other expenses	0.08	0.08	0.08	0.08	0.08
Total other expenses	0.33	0.33	0.23	0.18	0.13
Total annual fund operating expenses	1.63	1.38	1.53	1.23	0.93
Contractual expense reimbursement [2]	–0.09	–0.09	–0.09	–0.09	–0.09
Total annual fund operating expenses after expense reimbursements	1.54	1.29	1.44	1.14	0.84

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
[2]
The advisor has contractually agreed to limit the maximum rate of its management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	157	131	147	116	86
3 years	505	428	475	381	287

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Class R6 Prospectus

John Hancock Value Equity Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.80
Other expenses [1]	0.10
Total annual fund operating expenses	0.90
Contractual expense reimbursement [2,3]	–0.11
Total annual fund operating expenses after expense reimbursements	0.79

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]
The advisor has contractually agreed to limit the maximum rate of its management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on February 29, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	81
3 years	276